NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 4 – NOTES PAYABLE

Stripe Capital Loans

On October 7, 2025, the Company entered into a Loan Agreement with Stripe Servicing, Inc. and Celtic Bank pursuant to the Stripe Capital Program for an aggregate principal amount of $136,357 with the Company receiving cash proceeds of $123,400 (the “First Stripe Capital Loan”). The loan charges a fixed financing fee of $12,957, which was recognized as a debt discount. The First Stripe Capital Loan was secured by substantially all of the assets of the Company. The Stripe Capital Loan was repaid by withholding 25% of client payments to us that were processed through the Stripe payment processing platform, subject to minimum payments of $15,151 every 60 days. The First Stripe Capital Loan was retired as of June 30, 2026, and the Company amortized $0 of debt discount to interest expense related to the financing fee during the six months ended June 30, 2026.

On December 11, 2025, we entered into a Loan Agreement with Stripe Servicing, Inc. and Celtic Bank pursuant to the Stripe Capital Program for an aggregate principal amount of $168,236 with the Company receiving cash proceeds of $153,500 (the “Second Stripe Capital Loan”). The loan charges a fixed financing fee of $14,736, which was recognized as a debt discount. The Second Stripe Capital Loan was secured by substantially all of the assets of the Company. The Second Stripe Capital Loan is repaid by withholding 25% of client payments to us that were processed through the Stripe payment processing platform, subject to minimum payments of $18,693 every 60 days. The Second Stripe Capital Loan was retired as of June 30, 2026, and the Company amortized $12,282 of debt discount to interest expense related to the financing fee during the six months ended June 30, 2026.

On February 6, 2026, we entered into a Loan Agreement with Stripe Servicing, Inc. and Celtic Bank pursuant to the Stripe Capital Program for an aggregate principal amount of $26,678 with the Company receiving cash proceeds of $23,300 (the “Advocacy Lab Stripe Capital Loan”). The loan charges a fixed financing fee of $3,378, which was recognized as a debt discount. The Advocacy Lab Stripe Capital Loan was secured by substantially all of the assets of the Company. The Advocacy Lab Stripe Capital Loan is repaid by withholding 25% of client payments to us that were processed through the Stripe payment processing platform, subject to minimum payments of $2,964 every 60 days. The Company amortized $1,126 of debt discount to interest expense related to the financing fee during the six months ended June 30, 2026. As of June 30, 2026, the principal balance and unamortized discounts of the Advocacy Lab Stripe note was $14,371 and 2,252, respectively.

On March 11, 2026, we entered into a Loan Agreement with Stripe Servicing, Inc. and Celtic Bank pursuant to the Stripe Capital Program for an aggregate principal amount of $256,592 with the Company receiving cash proceeds of $229,100 (the “Third Stripe Capital Loan”). The loan charges a fixed financing fee of $27,492, which was recognized as a debt discount. The Third Stripe Capital Loan was secured by substantially all of the assets of the Company. The Third Stripe Capital Loan is repaid by withholding 22% of client payments to us that were processed through the Stripe payment processing platform, subject to minimum payments of $28,510 every 60 days. The Third Stripe Capital Loan was retired as of June 30, 2026, and the Company amortized $27,492 of debt discount to interest expense related to the financing fee during the six months ended June 30, 2026.

On June 24, 2026, we entered into a Loan Agreement with Stripe Servicing, Inc. and Celtic Bank pursuant to the Stripe Capital Program for an aggregate principal amount of $280,000 with the Company receiving cash proceeds of $250,000 (the “Fourth Stripe Capital Loan”). The loan charges a fixed financing fee of $30,000, which was recognized as a debt discount. The Fourth Stripe Capital Loan was secured by substantially all of the assets of the Company. The Fourth Stripe Capital Loan is repaid by withholding 15.10% of client payments to us that were processed through the Stripe payment processing platform, subject to minimum payments of $31,111 every 60 days. The Company amortized $0 of debt discount to interest expense related to the financing fee during the six months ended June 30, 2026. As of June 30, 2026, the principal balance and unamortized discounts of the Advocacy Lab Stripe note was $280,000 and 30,000, respectively.

		As of
Loan	Date of Note	June 30, 2026	December 31, 2025

First stripe loan	October 7, 2025	-	-
Second stripe loan	December 11, 2025	-	140,219
Advocacy Lab loan stripe loan	February 6, 2026	14,371	-
Third stripe loan	March 11, 2026	-	-
Fourth stripe loan	June 24, 2026	280,000	-
Total principal balance		294,371	140,219
Unamortized debt discount		(32,252)	(12,282)
Total principal balance, net		262,119	127,937

In aggregate, the Company recognized amortization of debt discount of $23,473 and $40,900 during the three and six months ended June 30, 2026, respectively related to the loans discussed above.

OnDeck Term Loan

On October 17, 2025, RoboCent, Inc. entered into a Term Loan Agreement with ODK Capital, LLC for an aggregate principal amount of $263,800 with the Company receiving cash proceeds of $200,000 (the “OnDeck Term Loan”). The loan charges a fixed financing fee of $63,800, which was recognized as a debt discount. The OnDeck Term Loan has an 18 month term and is scheduled to be repaid in 78 weekly payments of $3,382.05. The OnDeck Term Loan is secured by a blanket lien on substantially all of the assets of RoboCent, Inc. and is guaranteed by Travis Trawick, our Chief Executive Officer. If we repay the OnDeck Term Loan in whole prior to its maturity, the remaining interest expense shall be reduced by 25%.

The Company made payments of $87,958 on the OnDeck Term Loan during the six months ended June 30, 2026. As of June 30, 2026 and December 31, 2025, the principal balance of OnDeck Term Loan was $142,021 and $229,979, respectively, of which $142,021 and $121,056 was in short-term liability, respectively. As of June 30, 2026 and December 31, 2025, the unamortized debt discount was $37,216 and $58,483, respectively.

The Company recognized amortization of debt discount of $10,634 and $21,267 during the three and six months ended June 30, 2026, respectively.

Pristine Capital Partners Cash Advance

On February 11, 2026, the Company entered into a Cash Advance Agreement with Pristine Capital Partners LLC for an aggregate principal amount of $151,900 with the Company receiving cash proceeds of $100,000 (the “Pristine Cash Advance Agreement”). The loan charges a fixed financing fee of $51,900. The term of the agreement is indefinite and shall continue until the Company pays the total repayment amount. The Pristine Cash Advance is scheduled to be repaid by making daily payments of $1,075.

The Company made payments in the amount of $91,375 on the agreement during the six months ended June 30, 2026. As of June 30, 2026, the balance of the cash advance balance was $60,525. As of June 30, 2026, the unamortized debt discount was $15,830. The Company amortized debt discounts of $26,501 and $36,071 during the three and six months ended June 30, 2026, respectively.

Forward Financing Agreement

On March 10, 2026, the Company entered into a Future Receipts Sale Agreement with Forward Financing, LLC for an aggregate principal amount of $139,000 with the Company receiving cash proceeds of $97,000 (the “Forward Financing Agreement”). The loan charges a fixed financing fee of $42,095, which was recognized as a debt discount. The Forward Financing Agreement is scheduled to be repaid in 40 weekly payments of $3,475.

The Company made payments in the amount of $49,345 on the agreement during the six months ended June 30, 2026. As of June 30, 2026, the balance of the future receipts sale was $89,655. As of June 30, 2026, the unamortized debt discount was $25,257. The Company amortized debt discounts of $4,209 and $16,838 during the three and six months ended June 30, 2026, respectively.

NOTE 4 – NOTES PAYABLE

Stripe Capital Loans

On October 7, 2025, the Company entered into a Loan Agreement with Stripe Servicing, Inc. and Celtic Bank pursuant to the Stripe Capital Program for an aggregate principal amount of $136,357 with the Company receiving cash proceeds of $123,400 (the “First Stripe Capital Loan”). The loan charges a fixed financing fee of $12,957, which was recognized as a debt discount. The First Stripe Capital Loan was secured by substantially all of the assets of the Company. The Stripe Capital Loan was repaid by withholding 25% of client payments to us that were processed through the Stripe payment processing platform, subject to minimum payments of $15,151 every 60 days.

The Company repaid the principal balance of the First Stripe Capital Loan in the amount of $136,357 during the year ended December 31, 2025. The Company recognized amortization of debt discount of $12,957 during the year ended December 31, 2025. As of December 31, 2025, the principal balance of the First Stripe Capital Loan was $0 with an unamortized debt discount of $0.

On December 11, 2025, we entered into a Loan Agreement with Stripe Servicing, Inc. and Celtic Bank pursuant to the Stripe Capital Program for an aggregate principal amount of $168,236 with the Company receiving cash proceeds of $153,500 (the “Second Stripe Capital Loan”). The loan charges a fixed financing fee of $14,736, which was recognized as a debt discount. The Second Stripe Capital Loan was secured by substantially all of the assets of the Company. The Second Stripe Capital Loan is repaid by withholding 25% of client payments to us that were processed through the Stripe payment processing platform, subject to minimum payments of $18,693 every 60 days.

The Company made payments in the amount of $28,017 on the Second Stripe Capital Loan principal balance during the year ended December 31, 2025. The Company recognized amortization of debt discount of $2,454 during the year ended December 31, 2025. As of December 31, 2025, the principal balance of the Second Stripe Capital Loan was $140,219, of which $112,157 was in short-term liability. As of December 31, 2025, the unamortized debt discount was $12,282.

OnDeck Term Loan

On October 17, 2025, RoboCent, Inc. entered into a Term Loan Agreement with ODK Capital, LLC for an aggregate principal amount of $263,800 with the Company receiving cash proceeds of $200,000. The loan charges a fixed financing fee of $63,800, which was recognized as a debt discount. The OnDeck Term Loan has an 18 month term and is scheduled to be repaid in 78 weekly payments of $3,382.05. The OnDeck Term Loan is secured by a blanket lien on substantially all of the assets of RoboCent, Inc. and is guaranteed by Travis Trawick, our Chief Executive Officer. If we repay the OnDeck Term Loan in whole prior to its maturity, the remaining interest expense shall be reduced by 25%.

The Company made payments in the amount of $33,821 on the OnDeck Term Loan during the year ended December 31, 2025. As of December 31, 2025, the principal balance of the OnDeck Term Loan was $229,979, of which $121,056 was in short-term liability. As of December 31, 2025, the unamortized debt discount was $58,483.